Fair Value Measurements - Summary of Assets and Liabilities Measured at Fair Value (Detail) - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		$ 3,653,141	$ 16,267,180
Total liabilities		1,428,659	1,944,889
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		2,377,628	2,203,401
Total liabilities		639,577	827,990
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | U.S. Government Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets			12,994,751
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		1,275,513	1,069,028
Total liabilities		789,082	1,116,899
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		2,377,628	2,573,952
Total liabilities		639,577	1,362,699
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Level 1 [Member] | Futures Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		2,377,628	2,203,401
Total liabilities		639,577	827,990
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Level 1 [Member] | Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets			370,551
Total liabilities			534,709
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		1,275,513	13,693,228
Total liabilities		789,082	582,190
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Level 2 [Member] | U.S. Government Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets			12,994,751
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Level 2 [Member] | Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		1,275,513	698,477
Total liabilities		789,082	582,190
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets			1,716,860
Total liabilities			1,486,976
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Liquidation Basis of Accounting [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	[1]	812,258
Total liabilities	[1]	775,086
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets			1,051,049
Total liabilities			756,615
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets			665,811
Total liabilities			730,361
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Forward Contracts [Member] | Liquidation Basis of Accounting [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	[1]	812,258
Total liabilities	[1]	775,086
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets			1,109,968
Total liabilities			1,049,647
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Level 1 [Member] | Futures Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets			1,051,049
Total liabilities			756,615
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Level 1 [Member] | Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets			58,919
Total liabilities			293,032
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets			606,892
Total liabilities			437,329
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Level 2 [Member] | Liquidation Basis of Accounting [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	[1]	812,258
Total liabilities	[1]	775,086
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Level 2 [Member] | Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets			606,892
Total liabilities			$ 437,329
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Level 2 [Member] | Forward Contracts [Member] | Liquidation Basis of Accounting [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	[1]	812,258
Total liabilities	[1]	$ 775,086

[1]	$58,919 of assets and $293,032 of liabilities were transferred from Level 1 to Level 2 during the year ended December 31, 2017. The General Partner believes that for London Metal Exchange contracts, the inputs are derived from an exchange and not actively quoted prices, which is more representative of a Level 2 security.